EMPLOYEE OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 4,920	$ 4,623	$ 1,464
Cost Of Sales [Member]
Allocated Share-based Compensation Expense	16	4	2
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	114	54	61
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	82	92	75
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 4,708	$ 4,473	$ 1,326